Label	Element	Value
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 8.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	112.60%
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 450.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 525.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.20%)